Restatement of the March 31, 2023 Financial Statements (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Consolidated Statement of Operations
Gain on sale of MUFG Union Bank	¥ 0	¥ 349,442	¥ 0
Total Non-interest income	2,867,583	1,486,910	1,394,789
Income (loss) before income tax expense (benefit)	1,882,594	448,222	(58,727)
Income tax expense (benefit)	501,567	41,174	(14,511)
Net income (loss) before attribution of noncontrolling interests	1,381,027	407,048	(44,216)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,328,121	376,635	(83,320)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 1,328,121	¥ 376,635	¥ (83,320)
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 110.87	¥ 30.58	¥ (6.51)
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)	¥ 110.58	¥ 30.26	¥ (6.93)
Consolidated Statement of Comprehensive Income
Net income (loss) before attribution of noncontrolling interests	¥ 1,381,027	¥ 407,048	¥ (44,216)
Net unrealized gains (losses) on investment securities	41,949	(202,955)	(261,493)
Net unrealized losses on derivatives qualifying for cash flow hedges	(505)	(5,117)	(12,774)
Defined benefit plans (Note 13)	382,809	(20,331)	50,949
Total Other comprehensive income, net of tax (Note 20)	1,476,303	637,108	552,485
Comprehensive income	2,857,330	1,044,156	508,269
Comprehensive income attributable to Mitsubishi UFJ Financial Group	2,705,192	993,794	433,194
Consolidated Statement of Equity
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,328,121	376,635	(83,320)
Net change during the fiscal year	1,476,303	637,108	552,485
Consolidated Statement of Cash Flows
Gain on sale of MUFG Union Bank	0	349,442	0
Provision (benefit) for deferred income tax expense	93,123	(410,275)	(370,668)
Other—net	(942,166)	872,051	118,390
Unappropriated retained earnings (Note 19):
Consolidated Statement of Operations
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,328,121	376,635	(83,320)
Consolidated Statement of Equity
Net income (loss) attributable to Mitsubishi UFJ Financial Group	1,328,121	376,635	(83,320)
Elimination of the difference in reporting periods of the transferred business (Note 2)		0
Accumulated other comprehensive income (loss), net of taxes:
Consolidated Statement of Comprehensive Income
Total Other comprehensive income, net of tax (Note 20)	1,377,071	617,159	516,514
Consolidated Statement of Equity
Elimination of the difference in reporting periods of the transferred business (Note 2)		0
Net change during the fiscal year	¥ 1,377,071	617,159	¥ 516,514
As Previously Reported
Consolidated Statement of Operations
Gain on sale of MUFG Union Bank		557,954
Total Non-interest income		1,695,422
Income (loss) before income tax expense (benefit)		656,734
Income tax expense (benefit)		26,413
Net income (loss) before attribution of noncontrolling interests		630,321
Net income (loss) attributable to Mitsubishi UFJ Financial Group		599,908
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 599,908
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)		¥ 48.70
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)		¥ 48.39
Consolidated Statement of Comprehensive Income
Net income (loss) before attribution of noncontrolling interests		¥ 630,321
Net unrealized gains (losses) on investment securities		(220,772)
Net unrealized losses on derivatives qualifying for cash flow hedges		5,398
Defined benefit plans (Note 13)		7,262
Total Other comprehensive income, net of tax (Note 20)		657,399
Comprehensive income		1,287,720
Comprehensive income attributable to Mitsubishi UFJ Financial Group		1,237,358
Consolidated Statement of Equity
Net income (loss) attributable to Mitsubishi UFJ Financial Group		599,908
Net change during the fiscal year		657,399
Consolidated Statement of Cash Flows
Gain on sale of MUFG Union Bank		557,954
Provision (benefit) for deferred income tax expense		(427,776)
Other—net		874,791
As Previously Reported | Unappropriated retained earnings (Note 19):
Consolidated Statement of Operations
Net income (loss) attributable to Mitsubishi UFJ Financial Group		599,908
Consolidated Statement of Equity
Net income (loss) attributable to Mitsubishi UFJ Financial Group		599,908
Elimination of the difference in reporting periods of the transferred business (Note 2)		(223,273)
As Previously Reported | Accumulated other comprehensive income (loss), net of taxes:
Consolidated Statement of Comprehensive Income
Total Other comprehensive income, net of tax (Note 20)		637,450
Consolidated Statement of Equity
Elimination of the difference in reporting periods of the transferred business (Note 2)		(20,291)
Net change during the fiscal year		637,450
Adjustments
Consolidated Statement of Operations
Gain on sale of MUFG Union Bank		(208,512)
Total Non-interest income		(208,512)
Income (loss) before income tax expense (benefit)		(208,512)
Income tax expense (benefit)		14,761
Net income (loss) before attribution of noncontrolling interests		(223,273)
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(223,273)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ (223,273)
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)		¥ (18.12)
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in Yen per share)		¥ (18.13)
Consolidated Statement of Comprehensive Income
Net income (loss) before attribution of noncontrolling interests		¥ (223,273)
Net unrealized gains (losses) on investment securities		17,817
Net unrealized losses on derivatives qualifying for cash flow hedges		(10,515)
Defined benefit plans (Note 13)		(27,593)
Total Other comprehensive income, net of tax (Note 20)		(20,291)
Comprehensive income		(243,564)
Comprehensive income attributable to Mitsubishi UFJ Financial Group		(243,564)
Consolidated Statement of Equity
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(223,273)
Net change during the fiscal year		(20,291)
Consolidated Statement of Cash Flows
Gain on sale of MUFG Union Bank		(208,512)
Provision (benefit) for deferred income tax expense		17,501
Other—net		(2,740)
Adjustments | Unappropriated retained earnings (Note 19):
Consolidated Statement of Operations
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(223,273)
Consolidated Statement of Equity
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(223,273)
Elimination of the difference in reporting periods of the transferred business (Note 2)		223,273
Adjustments | Accumulated other comprehensive income (loss), net of taxes:
Consolidated Statement of Comprehensive Income
Total Other comprehensive income, net of tax (Note 20)		(20,291)
Consolidated Statement of Equity
Elimination of the difference in reporting periods of the transferred business (Note 2)		20,291
Net change during the fiscal year		¥ (20,291)